KPMG LLP
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Independent Accountants’ Report on Applying Agreed-Upon Procedures

Nelnet, Inc. (the “Company”) BofA Securities, Inc.

(together, the “Specified Parties”)

Re: Nelnet Student Loan Trust 2021-B – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “nslt_2021_b_20210531_v2.xlsx” (the “Data File”), provided by the Company on June 8, 2021, containing certain information related to 160,276 student loans (the “Student Loans”) as of May 31, 2021 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by Nelnet Student Loan Trust 2021-B. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Nelnet Servicing System” means the Company’s servicing system.

•	The term “Lookup Code Mapping” means loan status descriptions and mapping provided by the Company, attached hereto as Exhibit B.

•	The term “Sources” means the following information provided by the Company:

–	Lookup Code Mapping;

–	Promissory Note; and,

–
Note Disbursements Screen, Note Detail 1 Screen, Note Detail 2 Screen, Payment History for Current Principal Balance Screen, Payment History for Loan Status and Interest Rate Screen, Repayment Schedule Screen, Servicing History Screen, BLS Main Screen, and Origination Screen within the Nelnet Servicing System.

We make no representation regarding the validity, enforceability, or authenticity of such Sources.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit C.

We were instructed by the Company to perform the following agreed-upon procedures on the Student Loans in the Data File.

A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Company. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing the Instructions, constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attribute	Sources / Instructions
Disbursement Year	“Act Disb Date” field on Note Disbursements Screen and Instructions
Original Principal Balance	“Orig Note Amt” field on Note Detail 2 Screen
Current Principal Balance	“CPB” field on Note Detail 2 Screen, “End CPB” field on Servicing History Screen, and principal payment amounts on Payment History for Current Principal Balance Screen, and Instructions
Loan Type	“Loan Type” field on Note Detail 2 Screen
Loan Status	“Status” and “Next Pmt Dt” fields on Note Detail 1 Screen, Servicing History Screen, “NPD” field on Payment History for Loan Status and Interest Rate Screen, Lookup Code Mapping, and Instructions
Current Status End Date	“End Dt of Stat” field on Note Detail 1 Screen, Servicing History Screen, “First Pmt Dt” and “Term” fields on Repayment Schedule Screen, and Instructions
Remaining Term	“Remaining Term” field on Note Detail 1 Screen
Interest Rate	“Interest Rate” field on Note Detail 2 Screen, “Int Rate” and “Eff Dt” fields on Payment History for Loan Status and Interest Rate Screen, and Instructions
School Code	“Original School ID” field on Servicing History Screen
State of Residence	“Address” field on BLS Main Screen
Original FICO	“Borrower – Credit Score” field, “Co-Signer – Credit Score” field, “Co-Maker – Credit Score” field on Origination Screen, and Instructions

C.
For each Selected Student Loan, we observed the presence of a signed Promissory Note in the Sources. The Specified Parties indicated that the absence of a signed Promissory Note constituted an exception. We

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performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s). The Promissory Notes were present for all Selected Student Loans.

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 160,276 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information contained in the Data File, Sources, and Instructions, without verification or evaluation of such information or Instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the Sources and Instructions, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Los Angeles, California June 15, 2021

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Exhibit A

The Selected Student Loans

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2021B001	51	2021B051	101	2021B101	151	2021B151
2	2021B002	52	2021B052	102	2021B102	152	2021B152
3	2021B003	53	2021B053	103	2021B103	153	2021B153
4	2021B004	54	2021B054	104	2021B104	154	2021B154
5	2021B005	55	2021B055	105	2021B105	155	2021B155
6	2021B006	56	2021B056	106	2021B106	156	2021B156
7	2021B007	57	2021B057	107	2021B107	157	2021B157
8	2021B008	58	2021B058	108	2021B108	158	2021B158
9	2021B009	59	2021B059	109	2021B109	159	2021B159
10	2021B010	60	2021B060	110	2021B110	160	2021B160
11	2021B011	61	2021B061	111	2021B111	161	2021B161
12	2021B012	62	2021B062	112	2021B112	162	2021B162
13	2021B013	63	2021B063	113	2021B113	163	2021B163
14	2021B014	64	2021B064	114	2021B114	164	2021B164
15	2021B015	65	2021B065	115	2021B115	165	2021B165
16	2021B016	66	2021B066	116	2021B116	166	2021B166
17	2021B017	67	2021B067	117	2021B117	167	2021B167
18	2021B018	68	2021B068	118	2021B118	168	2021B168
19	2021B019	69	2021B069	119	2021B119	169	2021B169
20	2021B020	70	2021B070	120	2021B120	170	2021B170
21	2021B021	71	2021B071	121	2021B121	171	2021B171
22	2021B022	72	2021B072	122	2021B122	172	2021B172
23	2021B023	73	2021B073	123	2021B123	173	2021B173
24	2021B024	74	2021B074	124	2021B124	174	2021B174
25	2021B025	75	2021B075	125	2021B125	175	2021B175
26	2021B026	76	2021B076	126	2021B126	176	2021B176
27	2021B027	77	2021B077	127	2021B127	177	2021B177
28	2021B028	78	2021B078	128	2021B128	178	2021B178
29	2021B029	79	2021B079	129	2021B129	179	2021B179
30	2021B030	80	2021B080	130	2021B130	180	2021B180
31	2021B031	81	2021B081	131	2021B131	181	2021B181
32	2021B032	82	2021B082	132	2021B132	182	2021B182
33	2021B033	83	2021B083	133	2021B133	183	2021B183
34	2021B034	84	2021B084	134	2021B134	184	2021B184
35	2021B035	85	2021B085	135	2021B135	185	2021B185
36	2021B036	86	2021B086	136	2021B136	186	2021B186
37	2021B037	87	2021B087	137	2021B137	187	2021B187
38	2021B038	88	2021B088	138	2021B138	188	2021B188
39	2021B039	89	2021B089	139	2021B139	189	2021B189
40	2021B040	90	2021B090	140	2021B140	190	2021B190
41	2021B041	91	2021B091	141	2021B141	191	2021B191
42	2021B042	92	2021B092	142	2021B142	192	2021B192
43	2021B043	93	2021B093	143	2021B143	193	2021B193
44	2021B044	94	2021B094	144	2021B144	194	2021B194
45	2021B045	95	2021B095	145	2021B145	195	2021B195
46	2021B046	96	2021B096	146	2021B146	196	2021B196
47	2021B047	97	2021B097	147	2021B147	197	2021B197
48	2021B048	98	2021B098	148	2021B148	198	2021B198
49	2021B049	99	2021B099	149	2021B149	199	2021B199
50	2021B050	100	2021B100	150	2021B150	200	2021B200

Exhibit A
The Selected Student Loans (Cont.)

Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2021B201	242	2021B242	283	2021B283	324	2021B324
202	2021B202	243	2021B243	284	2021B284	325	2021B325
203	2021B203	244	2021B244	285	2021B285	326	2021B326
204	2021B204	245	2021B245	286	2021B286	327	2021B327
205	2021B205	246	2021B246	287	2021B287	328	2021B328
206	2021B206	247	2021B247	288	2021B288	329	2021B329
207	2021B207	248	2021B248	289	2021B289	330	2021B330
208	2021B208	249	2021B249	290	2021B290	331	2021B331
209	2021B209	250	2021B250	291	2021B291	332	2021B332
210	2021B210	251	2021B251	292	2021B292	333	2021B333
211	2021B211	252	2021B252	293	2021B293	334	2021B334
212	2021B212	253	2021B253	294	2021B294	335	2021B335
213	2021B213	254	2021B254	295	2021B295	336	2021B336
214	2021B214	255	2021B255	296	2021B296	337	2021B337
215	2021B215	256	2021B256	297	2021B297	338	2021B338
216	2021B216	257	2021B257	298	2021B298	339	2021B339
217	2021B217	258	2021B258	299	2021B299	340	2021B340
218	2021B218	259	2021B259	300	2021B300	341	2021B341
219	2021B219	260	2021B260	301	2021B301	342	2021B342
220	2021B220	261	2021B261	302	2021B302	343	2021B343
221	2021B221	262	2021B262	303	2021B303	344	2021B344
222	2021B222	263	2021B263	304	2021B304	345	2021B345
223	2021B223	264	2021B264	305	2021B305	346	2021B346
224	2021B224	265	2021B265	306	2021B306	347	2021B347
225	2021B225	266	2021B266	307	2021B307	348	2021B348
226	2021B226	267	2021B267	308	2021B308	349	2021B349
227	2021B227	268	2021B268	309	2021B309	350	2021B350
228	2021B228	269	2021B269	310	2021B310	351	2021B351
229	2021B229	270	2021B270	311	2021B311	352	2021B352
230	2021B230	271	2021B271	312	2021B312	353	2021B353
231	2021B231	272	2021B272	313	2021B313	354	2021B354
232	2021B232	273	2021B273	314	2021B314	355	2021B355
233	2021B233	274	2021B274	315	2021B315	356	2021B356
234	2021B234	275	2021B275	316	2021B316	357	2021B357
235	2021B235	276	2021B276	317	2021B317	358	2021B358
236	2021B236	277	2021B277	318	2021B318	359	2021B359
237	2021B237	278	2021B278	319	2021B319	360	2021B360
238	2021B238	279	2021B279	320	2021B320	361	2021B361
239	2021B239	280	2021B280	321	2021B321
240	2021B240	281	2021B281	322	2021B322
241	2021B241	282	2021B282	323	2021B323

Note: The Company has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Lookup Code Mapping

Loan Status per Sources	Loan Status per Data File
Repayment, Loan Mod, Military Repay	Repayment Current
School, Military School	In-School
Disaster Forb	Forbearance
Deferment	Deferment
Grace	Grace

Instructions

Attribute	Instructions
Disbursement Year	Compare the “Orig_Vint_Date” field in the Data File to the earliest “Act Disb Date” field on Note Disbursements Screen.
Current Principal Balance
Compare the “Ln_Cur_Bal” field in the Data File to the “CPB” field on Note Detail 2 Screen. In the event the “CPB” field on the Note Detail 2 Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the ”End CPB” field as of the Cutoff Date listed on the Servicing History Screen. In the event the ”End CPB” field as of the Cutoff Date listed on the Servicing History Screen did not agree with the “Ln_Cur_Bal” field in the Data File, compare the sum of the “CPB” field and all principal payment amounts on Payment History for Current Principal Balance Screen for which the “Prcs Dt” is after the Cutoff Date to the “Ln_Cur_Bal” field in the Data File.

Loan Status
Compare the “Status” field in the Data File to the “Status” field on the Note Detail 1 Screen based on the Lookup Code Mapping. In the event the “Status” field on the Note Detail 1 Screen did not agree with the “Status” field in the Data File, compare the Loan Status as of the Cutoff Date listed on the Servicing History Screen. In the event the Loan Status as of the Cutoff Date listed on the Servicing History Screen did not agree with the “Status” field in the Data File, perform the following procedures:

a) If the “Status” field in the Note Detail 1 Screen was “Loan Mod” and the “Next Pmt Dt” field on the Note Detail 1 Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

b) If the “Status” field in the Note Detail 1 Screen was “Repayment,” and the “Next Pmt Dt” on Note Detail 1 Screen or “NPD” field on Payment History for Loan Status and Interest Rate Screen was prior to the Cutoff Date, we were instructed to consider the Loan Status to be Repay_Delinquent.

Current Status End Date

a) If the Loan Status of the Selected Student Loan was Repayment Current or Repay_Delinquent, compare the “Curr_Maturity_Date” field in the Data File to the sum of the “First Pmt Dt” field and months in the “Term” field on the Repayment Schedule Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

b) If the Loan Status of the Selected Student Loan was In-School, compare the date one day prior to the “Grace_Begin_Date” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

c) If the Loan Status of the Selected Student Loan was Grace, compare the “Grace_End_DT” field in the Data File to the “End Dt of Stat” field on Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.

d) If the Loan Status of the Selected Student Loan was Deferment or Forbearance, compare the “Active_Df_En_Date” field in the Data File to the “End Dt of Stat” field

Attribute	Instructions
on the Note Detail 1 Screen or to the Current Status End Date as of the Cutoff Date listed on the Servicing History Screen.
Interest Rate
Compare the “Drvd_Ln_Rate” field in the Data File to the “Interest Rate” field on the Note Detail 2 Screen. In the event the “Interest Rate” field on Note Detail 2 Screen did not agree with the “Drvd_Ln_Rate” field in the Data File, compare “Int Rate” field which corresponding “Eff Dt” field was Cutoff Date on Payment History for Loan Status and Interest Rate Screen to the “Drvd_Ln_Rate” field in the Data File.

Original FICO

a) Compare the “Borr_Fico” field in the Data File to the “Borrower – Credit Score” field on the Origination Screen. If the “Borr_Fico” field in the Data File did not agree with the “Borrower – Credit Score” field on the Origination Screen, compare the “Cos1_Fico” field in the Data File to the “Co-Signer – Credit Score” field on the Origination Screen. If the “Cos1_Fico” field in the Data File did not agree with the “Co-Signer – Credit Score” field on the Origination Screen, compare the “Cos2_Fico” field in the Data File with the “Co-Maker – Credit Score” field on the Origination Screen.

b) If the “Cos2_Fico” field in the Data File was blank, consider the field to be equal to zero.

c) Do not consider an Original FICO value of zero to be an exception.